CONDENSED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common Stock	Additional Paid-in Capital	Retained Earnings	Parent Company Investment	Former Parent Investment	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2022				$ 11,791		$ (9)	$ 11,782
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							163
Net increase/decrease in Former Parent Investment				(137)			(137)
Ending balance at Dec. 31, 2023				11,817		(15)	11,802
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							208
Net increase/decrease in Former Parent Investment				(345)			(345)
Ending balance at Dec. 31, 2024				11,680	$ 11,680	3	11,683
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income, net of tax					58	(1)	57
Net increase/decrease in Former Parent Investment					(44)		(44)
Ending balance at Mar. 31, 2025					11,694	2	11,696
Beginning balance at Dec. 31, 2024				11,680	11,680	3	11,683
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							194
Ending balance at Sep. 30, 2025					11,561	(1)	11,560
Beginning balance at Dec. 31, 2024				11,680	11,680	3	11,683
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							220
Net increase/decrease in Former Parent Investment				(411)			$ (411)
Ending balance (in shares) at Dec. 31, 2025							0
Ending balance at Dec. 31, 2025				11,489	11,489	(4)	$ 11,485
Beginning balance at Mar. 31, 2025					11,694	2	11,696
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income, net of tax					65	(7)	58
Net increase/decrease in Former Parent Investment					(137)		(137)
Ending balance at Jun. 30, 2025					11,622	(5)	11,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							71
Comprehensive income, net of tax					71	4	75
Net increase/decrease in Former Parent Investment					(132)		(132)
Ending balance at Sep. 30, 2025					11,561	(1)	11,560
Beginning balance at Dec. 31, 2025				11,489	11,489	(4)	11,485
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income, net of tax					55	1	56
Net increase/decrease in Former Parent Investment					42		42
Ending balance at Mar. 31, 2026					11,586	(3)	$ 11,583
Beginning balance (in shares) at Dec. 31, 2025							0
Beginning balance at Dec. 31, 2025				$ 11,489	11,489	(4)	$ 11,485
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							$ 150
Ending balance (in shares) at Sep. 30, 2026	295						294,840,885
Ending balance at Sep. 30, 2026	$ 3	$ 9,777	$ 24			23	$ 9,827
Beginning balance at Mar. 31, 2026					11,586	(3)	11,583
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income, net of tax					53	5	58
Net increase/decrease in Former Parent Investment					(1,806)		(1,806)
Ending balance at Jun. 30, 2026					9,833	2	9,835
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			42				42
Comprehensive income, net of tax						(1)	(1)
Net transfers from Former Parent, including Separation adjustments					(62)	22	(40)
Issuance of common stock in connection with the Separation and reclassification of Former Parent Investment (in shares)	295
Issuance of common stock in connection with the Separation and reclassification of Former Parent Investment	$ 3	9,768			$ (9,771)
Dividends to common stockholders			(18)				(18)
Stock-based compensation		9					$ 9
Ending balance (in shares) at Sep. 30, 2026	295						294,840,885
Ending balance at Sep. 30, 2026	$ 3	$ 9,777	$ 24			$ 23	$ 9,827